Note 15 - Plant Restructuring - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Balance	$ 5,115	$ 8,872	$ 1,249
Charge to expense	10,011	1,829	10,302
Cash payments/write offs	(4,543)	(5,586)	(2,679)
Balance	10,583	5,115	8,872
Employee Severance [Member]
Balance	37		715
Charge to expense	722	1,578	162
Cash payments/write offs	(198)	(1,541)	(877)
Balance	561	37
Impairment of Long-Lived Assets [Member]
Balance	4,773	4,975	264
Charge to expense	(369)	(384)	5,065
Cash payments/write offs	(3,877)	182	(354)
Balance	527	4,773	4,975
Other Restructuring [Member]
Balance	305	3,897	270
Charge to expense	9,658	635	5,075
Cash payments/write offs	(468)	(4,227)	(1,448)
Balance	$ 9,495	$ 305	$ 3,897